BORROWINGS - Short-Term Narrative (Details)		Dec. 31, 2019 CNY (¥) Plant	Dec. 31, 2018 CNY (¥)
Short-term Debt [Line Items]
Short-term loans interest rate		4.05%	4.43%
Short-term borrowings		¥ 9,047,249,911	¥ 7,103,399,191
Amount of short-term bank borrowings guaranteed or collateralized		7,262,661,185
Long-term Debt		2,116,045,087
Current portion of debt		288,082,711
Trade Accounts Receivable [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value		1,200,492,957
Financings Associated With Failed Sale Lease Back Transactions [Member]
Short-term Debt [Line Items]
Short-term borrowings		140,055,814
Long-term Debt		725,604,249
Current portion of debt		288,082,711
Loans denominated and repayable in EURO [Member]
Short-term Debt [Line Items]
Short-term borrowings		52,200,412
Loans denominated and repayable in USD [Member]
Short-term Debt [Line Items]
Short-term borrowings		2,417,420,149
Loans denominated and repayable in JPY [Member]
Short-term Debt [Line Items]
Short-term borrowings		440,948,005
Land use rights [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value		171,927,583
Land use rights [Member] | Loan Six [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		456,180,000
Buildings [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value		524,617,724
Equipment [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value		1,633,817,904
Inventories [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value		258,692,099
Inventories [Member] | Loan Five [Member] | Collateral Pledged [Member]
Short-term Debt [Line Items]
Short-term borrowings		7,046,074
Inventories [Member] | Loan Seven [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		146,180,000
Building and Equipment [Member] | Loan Five [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		¥ 2,206,141,343
Power Plants in Mexico [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Short-term Debt [Line Items]
Number of solar plants to be sold | Plant		2
Short term borrowings held for sale		¥ 35,591,498
Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member]
Short-term Debt [Line Items]
Short-term borrowings		50,000,000
Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		886,235,381
Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] | Loan Four [Member] | Collateral Pledged [Member] | Bank Deposit Guaranteed [Member]
Short-term Debt [Line Items]
Short-term borrowings		90,969,648
Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] | Loan Seven [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		309,000,000
Jiangxi Jinko, Jiangxi Import Export [Member] | Loan Three [Member] | Collateral Pledged [Member] | Trade Accounts Receivable [Member]
Short-term Debt [Line Items]
Short-term borrowings		749,835,112
Jiangxi Jinko, Jiangxi Import Export [Member] | Loan Four [Member] | Collateral Pledged [Member] | Bank Deposit Guaranteed [Member]
Short-term Debt [Line Items]
Short-term borrowings		62,000,000
Jiangxi Jinko, Jiangxi Import Export [Member] | Loan Seven [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		75,000,000
Jiangxi Jinko Photovoltaic Material [Member] | Loan Four [Member] | Collateral Pledged [Member] | Bank Deposit Guaranteed [Member]
Short-term Debt [Line Items]
Short-term borrowings		10,000,000
Jinko USA [Member] | Loan Four [Member] | Collateral Pledged [Member] | Bank Deposit Guaranteed [Member]
Short-term Debt [Line Items]
Short-term borrowings		4,784,865
JinkoSolar Holding [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		1,657,515,587
JinkoSolar Holding and Zhejiang Jinko [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		90,136,520
JinkoSolar Holding and Zhejiang Jinko [Member] | Loan Seven [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		290,000,000
JinkoSolar Holding and Jiangxi Jinko [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		80,000,000
Zhejiang Jinko And Jiangxi Heji [Member] | Loan Seven [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		1,143,817,971
Xiande Li And Kangping Chen [Member] | Loan Seven [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		50,000,000
Zhejiang Jinko [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		779,858,130
Zhejiang Jinko [Member] | Loan Three [Member] | Collateral Pledged [Member] | Trade Accounts Receivable [Member]
Short-term Debt [Line Items]
Short-term borrowings		60,000,000
Zhejiang Jinko [Member] | Loan Four [Member] | Collateral Pledged [Member] | Bank Deposit Guaranteed [Member]
Short-term Debt [Line Items]
Short-term borrowings		100,000,000
Credit Loans [Member]
Short-term Debt [Line Items]
Short-term borrowings	[1]	351,688,734
Letter of Credit [Member]
Short-term Debt [Line Items]
Short-term borrowings	[1]	¥ 1,432,899,992

[1]	As of December 31, 2019, the Group had short-term bank borrowings of RMB351,688,734 credit loans, RMB1,432,899,992 letter of credit loan. The remaining short-term bank borrowings of RMB7,262,661,185 were either guaranteed by other parties and/or collateralized on the Group’s assets, detailed as following: